UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     November 3, 2006


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value total: $338,933 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2438    32756 SH       SOLE                    30086              2670
AT&T, Inc.                     COM              00209R102     2068    63524 SH       SOLE                    54388              9136
Accenture Ltd                  COM              g1150g111     6356   200450 SH       SOLE                   184050             16400
AllState Corp.                 COM              020002101      648    10326 SH       SOLE                     9770               556
Altria Group, Inc.             COM              02209s103     1296    16927 SH       SOLE                    13387              3540
American Express Co.           COM              025816109      635    11318 SH       SOLE                     8691              2627
American International Group   COM              026874107    12231   184592 SH       SOLE                   177745              6847
Amgen Inc.                     COM              031162100     7817   109280 SH       SOLE                   101780              7500
Amsouth Bancorporation         COM              032165102     6709   231021 SH       SOLE                   222519              8502
Anheuser-Busch Companies, Inc. COM              035229103      512    10775 SH       SOLE                     2377              8398
Aon Corp.                      COM              037389103      258     7621 SH       SOLE                     7621
Apache Corp.                   COM              037411105     9357   148059 SH       SOLE                   138811              9248
Automatic Data Processing      COM              053015103     1293    27307 SH       SOLE                    26907               400
Avis Budget Group, Inc.        COM              053774105      236    12919 SH       SOLE                    12659               260
BP Amoco LP                    COM              055622104     1185    18064 SH       SOLE                    16022              2042
Baker Hughes, Inc.             COM              057224107      551     8075 SH       SOLE                     7940               135
BancorpSouth Inc               COM              059692103      420    15130 SH       SOLE                    15130
Bank of New York               COM              064057102      277     7860 SH       SOLE                     6885               975
BankAmerica Corp.              COM              060505104     1594    29749 SH       SOLE                    25815              3935
BellSouth Corp.                COM              079860102      739    17283 SH       SOLE                    14023              3260
Berkshire Hathaway Inc. Class  COM              084670108     1629       17 SH       SOLE                       17
Berkshire Hathaway Inc. Class  COM              084670207     7068     2227 SH       SOLE                     2059               168
Biomet, Inc.                   COM              090613100     4002   124332 SH       SOLE                   114682              9650
Bristol Myers Squibb           COM              110122108      849    34064 SH       SOLE                    34064
Chevron Corp.                  COM              166764100      852    13129 SH       SOLE                    11499              1630
Cisco Systems Inc.             COM              17275R102     7107   309289 SH       SOLE                   294010             15279
Citigroup Inc.                 COM              172967101     4940    99450 SH       SOLE                    94834              4616
Coca Cola Co.                  COM              191216100     1915    42870 SH       SOLE                    39980              2890
Colgate Palmolive Co.          COM              194162103      227     3650 SH       SOLE                     3650
ConocoPhillips                 COM              20825c104     6338   106471 SH       SOLE                   102005              4466
Dell Corp.                     COM              24702r101      200     8760 SH       SOLE                     8760
Dionex Corp.                   COM              254546104      326     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      347    25450 SH       SOLE                    20682              4768
Dominion Resources, Inc.       COM              25746u109     1733    22655 SH       SOLE                    20505              2150
Dover Corp.                    COM              260003108      332     7000 SH       SOLE                     7000
Duke Energy Corp.              COM              26441c105      495    16407 SH       SOLE                    15107              1300
Eaton Corp.                    COM              278058102      468     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102    12409   184938 SH       SOLE                   178454              6484
FedEx Corp.                    COM              31428X106     6800    62568 SH       SOLE                    58168              4400
Federal National Mortgage Assn COM              313586109      263     4700 SH       SOLE                     4300               400
First Data Corp.               COM              319963104     6054   144133 SH       SOLE                   127451             16682
General Electric Co.           COM              369604103    13363   378555 SH       SOLE                   354252             24302
General Mills Inc.             COM              370334104     1364    24092 SH       SOLE                    21817              2275
HCA Inc.                       COM              404119109    15941   319529 SH       SOLE                   315758              3771
Halliburton Inc.               COM              406216101     9031   317430 SH       SOLE                   299925             17505
HealthStream Inc.              COM              42222n103      279    80374 SH       SOLE                    79774               600
Healthways, Inc.               COM              422245100     1912    42874 SH       SOLE                    40624              2250
Hewlett Packard Co.            COM              428236103      763    20786 SH       SOLE                    20786
Home Depot Inc.                COM              437076102     8313   229202 SH       SOLE                   223527              5675
Intel Corp.                    COM              458140100     5524   268555 SH       SOLE                   261180              7375
International Business Machine COM              459200101     5606    68414 SH       SOLE                    63454              4960
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1430    30444 SH       SOLE                    29244              1200
Johnson & Johnson              COM              478160104     8007   123299 SH       SOLE                   117892              5406
L-3 Communications             COM              502424104     7192    91813 SH       SOLE                    87713              4100
Liberty Global, Inc. Series A  COM              530719103      209     8102 SH       SOLE                     7817               285
Liberty Global, Inc. Series C  COM              530555309      206     8218 SH       SOLE                     7929               289
Liberty Media Hldg Corp A Inte COM              53071M104     1709    83843 SH       SOLE                    78543              5300
Liberty Media Hldg Corp A Ser  COM              53071M302     1405    16810 SH       SOLE                    15750              1060
Lowes Companies                COM              548661107     2375    84638 SH       SOLE                    72288             12350
Medtronic Inc.                 COM              585055106     7284   156846 SH       SOLE                   145171             11675
Microsoft Corp.                COM              594918104     4651   170047 SH       SOLE                   158297             11750
Molex Inc. - Class A           COM              608554200     5999   182289 SH       SOLE                   174613              7676
Morgan Stanley                 COM              617446448      737    10112 SH       SOLE                    10112
News Corp. Ltd. Class B        COM              65248e203     5232   253503 SH       SOLE                   234203             19300
O Charley's Inc.               COM              670823103      347    18300 SH       SOLE                    15600              2700
PepsiCo Inc.                   COM              713448108     1886    28896 SH       SOLE                    27196              1700
Perot Systems Corp.            COM              714265105      785    56944 SH       SOLE                    51544              5400
Pfizer Inc.                    COM              717081103     1396    49234 SH       SOLE                    42075              7159
Pinnacle Financial Partners    COM              72346q104      339     9459 SH       SOLE                     8459              1000
Procter & Gamble Co.           COM              742718109     6007    96918 SH       SOLE                    89544              7374
Realogy Corp                   COM              75605E100      264    11636 SH       SOLE                    10986               650
Regions Financial Corp.        COM              758940100      316     8587 SH       SOLE                     8587
Republic Services Inc.         COM              760759100     7155   177930 SH       SOLE                   169080              8850
Roche Holdings                 COM              771195104      771     8945 SH       SOLE                     7360              1585
S&P SmallCap 600 Index Fund    COM              464287804     3476    56710 SH       SOLE                    54885              1825
Sanofi Aventis ADR             COM              80105n105     4703   105750 SH       SOLE                    96550              9200
Schlumberger Ltd.              COM              806857108     9892   159474 SH       SOLE                   152024              7450
Select Basic Materials Sector  COM              81369y100     2333    73745 SH       SOLE                    67295              6450
St. Paul Travelers Company     COM              792860108     2466    52593 SH       SOLE                    50468              2125
SunTrust Banks Inc.            COM              867914103     2705    35003 SH       SOLE                    34603               400
Sysco Corp.                    COM              871829107    10503   313997 SH       SOLE                   298107             15890
Target Corporation             COM              87612e106      510     9235 SH       SOLE                     8285               950
Tyco International Ltd.        COM              902124106     5634   201275 SH       SOLE                   186775             14500
United Parcel Svc. Inc. CL B   COM              911312106     3796    52772 SH       SOLE                    49422              3350
United Technologies Corp.      COM              913017109     7340   115871 SH       SOLE                   107421              8450
Verizon Communications         COM              92343v104      391    10519 SH       SOLE                     7861              2658
Vodafone Group PLC ADR         COM              92857w100     3876   169535 SH       SOLE                   158951             10584
Wachovia Corp.                 COM              929903102      585    10485 SH       SOLE                     9219              1266
Wal-Mart Stores Inc.           COM              931142103     7498   152035 SH       SOLE                   142945              9090
Walt Disney Co.                COM              254687106     4238   137107 SH       SOLE                   122445             14662
Wells Fargo & Co.              COM              949746101     5095   140821 SH       SOLE                   132018              8803
Willis Group Holdings Inc.     COM              G96655108     4346   114375 SH       SOLE                   107923              6452
Wyeth Co.                      COM              983024100      565    11121 SH       SOLE                     9771              1350
Wyndham Worldwide Corp.        COM              98310w108      826    29537 SH       SOLE                    29017               520
Zimmer Holdings, Inc.          COM              98956P102      271     4016 SH       SOLE                     3969                47
iShares China                  COM              464287184     1987    24427 SH       SOLE                    23350              1077
iShares MSCI Japan             COM              464286848     4126   304725 SH       SOLE                   285025             19700
iShares MSCI Pacific Rim       COM              464286665     2452    22100 SH       SOLE                    20575              1525
Lehman Bros. HLDGS PINES-Gener PFD CV           524908563      548    20100 SH       SOLE                    20100